Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share (Parentheticals) - $ / shares		7 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023
Common Stock Subject to Possible Redemption [Member]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share [Line Items]
Diluted weighted average shares outstanding			2,712,329
Redeemable Common Stock [Member]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share [Line Items]
Diluted net income (loss) per share			$ 0.14
Non-redeemable Common Stock [Member]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share [Line Items]
Diluted weighted average shares outstanding	[1],[2]	1,716,418	2,527,123
Diluted net income (loss) per share		$ 0.00	$ 0.14

[1]	Excludes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).